Taxes - Schedule of Financial Accounting Basis and Tax Basis of Assets and Liabilities (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating losses carryforward		$ 306	$ 280
Allowance for credit losses		866	791
Deferred income	[1]	253	256
Intangible assets	[2]	192	193
Operating lease liabilities		1,439	1,806
Total deferred tax assets		3,056	3,326
Less: valuation allowance
Total deferred tax assets, net of valuation allowance		3,056	3,326
Net off against deferred tax liabilities		(1,517)	(1,892)
Net deferred tax assets		1,539	1,434
Deferred tax liabilities:
Property and equipment	[3]	157	41
Operating lease right-of-use assets		1,515	1,904
Deferred tax liabilities		1,672	1,945
Net off against deferred tax assets		(1,517)	(1,892)
Net deferred tax liabilities		$ 155	$ 53

[1]	Deferred income represents the assets related government subsidies, which will amortize on a straight-line basis within the useful life of related assets. The tax basis is recognized when the Company received the subsidies.
[2]	Intangible assets represent the amortization temporary difference of licensed software. Management uses 10 years useful life as the tax basis, which is different from the 5 years useful life in accounting basis.
[3]	Property and equipment represent the amortized temporary difference between the tax basis and the accounting basis.